Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment
The following table includes results for the Company’s revenue and income from operations by segment for the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31, 2017	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	391,267	50,422	(10,511)	431,178
Voyage expenses	(87,879)	—	10,511	(77,368)
Vessel operating expenses	(135,740)	(39,649)	—	(175,389)
Time-charter hire expense	(25,666)	(4,995)	—	(30,661)
Depreciation and amortization	(95,433)	(5,048)	—	(100,481)
General and administrative expenses (3)	(29,539)	(3,340)	—	(32,879)
(Loss) gain on sale of vessels	(13,034)	50	—	(12,984)
Income (loss) from operations	3,976	(2,560)	—	1,416
Equity loss	(25,370)	—	—	(25,370)

Year Ended December 31, 2016	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	512,608	41,136	(3,201)	550,543
Voyage expenses	(56,805)	—	3,201	(53,604)
Vessel operating expenses	(150,100)	(32,498)	—	(182,598)
Time-charter hire expense	(57,368)	(2,279)	—	(59,647)
Depreciation and amortization	(99,024)	(5,125)	—	(104,149)
General and administrative expenses (3)	(29,432)	(3,767)	—	(33,199)
(Loss) gain on sale of vessel	(20,926)	332	—	(20,594)
Income (loss) from operations	98,953	(2,201)	—	96,752
Equity income	7,680	—	—	7,680

Year Ended December 31, 2015	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	516,943	18,587	(849)	534,681
Voyage expenses	(18,379)	(348)	—	(18,727)
Vessel operating expenses	(123,572)	(14,441)	849	(137,164)
Time-charter hire expense	(74,860)	(38)	—	(74,898)
Depreciation and amortization	(72,118)	(1,642)	—	(73,760)
General and administrative expenses (3)	(28,418)	(1,985)	—	(30,403)
Gain on sale of vessel	771	—	—	771
Restructuring charge	(6,468)	(327)	—	(6,795)
Income (loss) from operations	193,899	(194)	—	193,705
Equity income	11,528	—	—	11,528

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on actual costs incurred per voyage commencing January 1, 2017 (2016 - based on estimated costs of approximately $25,000 per voyage).

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of (loss) income.

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at December 31, 2017 $	As at December 31, 2016 $
Conventional Tanker	2,089,099	1,828,550
Ship-to-Ship Transfer	36,810	41,663
Cash and cash equivalents	71,439	94,157
Total assets	2,197,348	1,964,370